EVENTS AFTER THE REPORTING PERIOD (Details) $ / shares in Units, € in Thousands								1 Months Ended	12 Months Ended
	Jan. 21, 2026 USD ($)	Jan. 18, 2026 USD ($)	Dec. 16, 2025 EUR (€) tranche	Dec. 15, 2025 EUR (€)	Nov. 12, 2025 USD ($) $ / shares	Jan. 01, 2025 USD ($)	Jan. 01, 2025 EUR (€)	Sep. 30, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 18, 2025 EUR (€)	Dec. 16, 2025 $ / shares	Jan. 01, 2025 EUR (€)
EVENTS AFTER THE REPORTING PERIOD
Proceeds from loans									€ 3,145	€ 4,100
Cash injection from related party										€ 795
Going concern measures
EVENTS AFTER THE REPORTING PERIOD
Waiver of loan amount							€ 5,000
Going concern measures | Loans from Anette Schmid and Christian Schmid
EVENTS AFTER THE REPORTING PERIOD
Waiver of loan amount								€ 5,000
Consideration received on waiver								€ 0
Going concern measures | 7.00% Senior Convertible Note due 2028
EVENTS AFTER THE REPORTING PERIOD
Commitment value | $		$ 30,000,000				$ 30,000,000
Percentage of principal at which the senior convertible notes were issued		98.00%
Proceeds from loans | $	$ 15,000,000
Proceeds from borrowings, if registration statement is effective | $		$ 15,000,000
Term of borrowings		P2Y
Interest rate on borrowings		7.00%
Going concern measures | Term loan facility
EVENTS AFTER THE REPORTING PERIOD
Number of tranches | tranche			2
Commitment value			€ 10,000										€ 10,000
Conversion share price | $ / shares												$ 2.15
Term of borrowings			P15M
Interest rate on borrowings			15.00%
Going concern measures | XJ Harbour HK Limited
EVENTS AFTER THE REPORTING PERIOD
Share issue price as per agreement | $ / shares					$ 2.15
Liabilities offset | $					$ 26,962,158.9
Going concern measures | Tranche one | 7.00% Senior Convertible Note due 2028
EVENTS AFTER THE REPORTING PERIOD
Proceeds from loans | $						15,000,000
Going concern measures | Tranche one | Term loan facility
EVENTS AFTER THE REPORTING PERIOD
Commitment value											€ 2,500		€ 2,500
Going concern measures | Tranche Two | 7.00% Senior Convertible Note due 2028
EVENTS AFTER THE REPORTING PERIOD
Commitment value | $						15,000,000
Proceeds from borrowings, if registration statement is effective | $						$ 15,000,000
Going concern measures | Tranche Two | Term loan facility
EVENTS AFTER THE REPORTING PERIOD
Commitment value			€ 7,500
Going concern measures | Related party loan
EVENTS AFTER THE REPORTING PERIOD
Cash injection from related party				€ 200
Term of borrowings				P15M